June 14, 1999

PROSPECTUS                WILSHIRE 5000 INDEX PORTFOLIO

                            (Qualified Class Shares)
                            (http://www.wilfunds.com)

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         Wilshire 5000 Index Portfolio (the "Portfolio") is a series of Wilshire
Target Funds, Inc. (the "Company"), a diversified open-end investment company, known as a mutual fund. This prospectus offers Qualified Class shares of the Portfolio. Qualified Class shares of the Portfolio are available only through a variable annuity contract ("Contract") your employer bought from an insurance company with which the Portfolio has entered into an agreement (each an "Insurer" and collectively the "Insurers"). The goal of the Wilshire 5000 Index Portfolio is to replicate as closely as possible the performance of the Wilshire 5000 Index (the "Index") before the deduction of fund expenses. See "Description of the Portfolio."
         Wilshire Associates Incorporated ("Wilshire" or the "Adviser") serves as the Portfolio's investment adviser. First Data Investor Services Group, Inc. ("Investor Services Group") serves as the Portfolio's administrator and transfer agent. First Data Distributors, Inc. ("FDDI") serves as the
Portfolio's distributor.
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         This prospectus sets forth  concisely  information  about the Portfolio that you should know before investing. It should be read and retained for future reference.
         The Statement of Additional Information, dated June 14, 1999, which may be revised from time to time, provides a further discussion of certain topics in this prospectus and other matters which may be of interest to some investors.
It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. For a free copy, write to the Company at P.O. Box 60488, King of Prussia, Pennsylvania 19406-0488, or call
1-888-200-6796. In addition, the SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, information incorporated by reference to this prospectus and the Statement of Additional Information and other information regarding registrants that file electronically with the SEC.
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         Shares  of the  Portfolio  are  not  deposits  or  obligations  of,  or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, and involve risk, including the possible loss of principal amount invested.
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    TABLE OF CONTENTS                                               Page
    Fee Table....................................................    2
    Description of the Portfolio.................................    3
    Investment Considerations and Risks..........................    4
    Management of the Portfolio..................................    6
    Purchase and Redemption of Shares............................    7
    Service and Distribution Plans...............................    8
    Dividends, Distributions and Taxes...........................    9
    Performance Information......................................    9
    General Information..........................................   10

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





                                    FEE TABLE
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         The following  table  illustrates  the expenses and fees expected to be incurred by a shareholder and the Portfolio for the current fiscal year. The Portfolio's annual operating expenses do not reflect expenses imposed by separate accounts of the Insurers through which an investment in the Portfolio is made. See the attached Contract prospectus or disclosure document for a description of such contract charges and expenses.
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

                                                                                        WILSHIRE 5000
                                                                                       INDEX PORTFOLIO
                                                                                   Qualified Class Shares
SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales load imposed on purchases or reinvestment of dividends
                                                                                            None
Contingent deferred sales load upon redemption of investments.....
                                                                                            None
Redemption Fees...................................................                          None
Exchange Fees.....................................................                          None

ANNUAL PORTFOLIO OPERATING EXPENSES:
(as a percentage of average daily net assets)
Management Fees (after waiver)*...................................                          .00%
12b-1 Fee.........................................................                          .25%
Other Expenses**..................................................                          .50%
                                                                                            ----

Total Portfolio Operating Expenses (after waiver)+................                          .75%

* Reflects voluntary waiver of advisory fees which will continue in effect until at least December 31, 1999. Absent such voluntary waiver, the ratio of management fees to average daily net assets would be 0.10%.

** The Portfolio maintains a Shareholder Services Plan which allows for expenditures at an annual rate of up to 0.15% of the Portfolio's average daily net assets with respect to the Qualified Class shares. The Adviser will reimburse expenses with respect to the Portfolio to the extent necessary to maintain the Portfolio's expense ratio (other than Rule 12b-1 Plan and Shareholder Services Plan fees) at .35% of the Portfolio's average daily net assets until at least December 31, 1999.

+ Absent the voluntary fee waivers and expense reimbursements referred to above, the ratio of total Portfolio operating expenses to average daily net assets would be 1.07%.

         The purpose of the foregoing table is to assist you in understanding the various estimated costs and expenses that the Portfolio and investors will bear, the payment of which will reduce investors' annual return.
Actual expenses may be greater or less than such estimates.

         The following example illustrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Portfolio. These amounts are based on payments by the Portfolio of operating expenses at the levels set forth in the above table and also based on the following assumptions:

     EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                   1 Year $ 8
                                   3 Years $24

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         THE  AMOUNTS  LISTED  IN  THE  EXAMPLE  SHOULD  NOT  BE  CONSIDERED  AS
REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, THE PORTFOLIO'S PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
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                          DESCRIPTION OF THE PORTFOLIO
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         Investment Objective

         The goal of the Wilshire 5000 Index Portfolio is to replicate as closely as possible (before fund expenses) the total return of the Index.

         Investment Approach

         The Portfolio is appropriate for investors who seek a return comparable to that of the U.S. stock market as a whole as represented by the Index. The Index, an unmanaged capitalization-weighted index of over 7,000 U.S. equity securities, consists of all the U.S. stocks regularly traded on the New York and American Stock Exchanges and the NASDAQ over-the-counter market. The Index has been computed continuously since 1974 and is published daily in many major newspapers.

         The Portfolio will invest primarily in the common stocks of companies included in the Index, that Wilshire deems representative of the entire Index, selected on the basis of computer generated statistical data. Although the Portfolio will not hold securities of all the issuers whose securities are included in the Index, it will normally hold securities representing at least 90% of the total market value of the Index.

         The Portfolio is managed through the use of a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the Index (before the deduction of fund expenses) through statistical procedures. As a result, the Adviser does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis. Securities are selected based primarily on market capitalization and industry weightings.

         Wilshire will keep the Portfolio invested in common stocks as fully as practicable. During ordinary market conditions, it anticipates that more than 95% of the Portfolio's assets will be so invested. In connection with these investments, the Portfolio may from time to time receive dividends or distributions of other securities with equity characteristics, such as preferred stocks, warrants, rights and securities convertible into common stock; Wilshire will determine whether it is in the best interest of the Portfolio to hold these securities or dispose of them. It is not Wilshire's intent to use other securities, whether issues of individual companies or derivative securities, to enhance or modify the return of the Portfolio. Nor is it Wilshire's intent to actively manage the Portfolio's cash position for defensive reasons. From time to time as the result of unforeseen market conditions or to facilitate the handling of contributions or withdrawals, Wilshire may purchase such securities if in its judgement this is in the best interest of the shareholders. Such positions will be limited to an amount necessary to deal with the specific condition at hand and will be liquidated as soon as Wilshire deems it appropriate. In order to meet anticipated redemption requests, the Portfolio may invest part or all of its assets in U.S. government securities and high quality (within the two highest rating categories assigned by a nationally recognized securities rating organization) U.S. dollar-denominated money market securities, including certificates of deposit, bankers' acceptances, commercial paper, short-term debt securities and repurchase agreements.


                       INVESTMENT CONSIDERATIONS AND RISKS
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         General -- The  Portfolio's  net asset value is not fixed and should be expected to fluctuate. You should consider the Portfolio as a supplement to an overall investment program and should invest only if you are willing to undertake the risks involved.

         The Portfolio may be appropriate for investors who are willing to endure stock market fluctuations in pursuit of potentially higher long-term returns. The Portfolio invests for growth and does not pursue income as a primary objective. Over time, stocks, although more volatile, have shown greater growth potential than other types of securities. In the shorter term, however, stock prices can fluctuate dramatically in response to market factors. The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements.

         Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of the Portfolio's investment securities will result in changes in the value of the Portfolio's shares and thus the Portfolio's total return to investors. See "Investment Objective and Management Policies" in the Statement of Additional Information.

         Over time, Wilshire expects the correlation between the performance of the Portfolio and the Index to be 0.95 or higher before deduction of fund expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Portfolio, including the value of its dividend and any capital gain distributions, increases or decreases in exact proportion to changes in the Index. The Portfolio's ability to track the Index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Portfolio, changes in either the composition of the Index or the assets of the Portfolio, and the timing and amount of Portfolio contributions and withdrawals. If for any reason the Portfolio does not achieve a high correlation, the Company's Board of Directors will consider alternatives.

         Except as otherwise indicated, the Portfolio's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that the Portfolio's objective will be met. See "Investment Objective and Management Policies -- Policies" in the Statement of Additional Information for a further discussion of certain risks.

         Borrowing Money -- The Portfolio is permitted to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not purchase any additional securities.

         Simultaneous Investments -- Investment decisions for the Portfolio are made independently from those of other series of the Company, other investment companies and other accounts advised by Wilshire. However, if such other investment companies or accounts are prepared to invest in, or desire to dispose of, securities of the type in which the Portfolio invests at approximately the same time as the Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Portfolio or the price paid or received by the Portfolio.

         Lending Portfolio Securities -- The Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions. In connection with such loans, the Portfolio continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. Loans of portfolio securities afford the Portfolio an opportunity to earn interest on the amount of the loan and at the same time to earn income on the loan collateral. Loans of portfolio securities may not exceed 33 1/3% of the value of the Portfolio's total assets. In connection with such loans, the Portfolio will receive collateral consisting of cash, U.S. government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Portfolio at any time upon specified notice. The Portfolio might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio and the Portfolio is delayed or prevented from recovering the collateral or completing the transaction.

         Year 2000 -- The date-related computer issues known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the Company and its shareholders. However, the Company understands that its key service providers, including Wilshire, are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the Portfolio invests. However, because the objective of the Portfolio is to replicate as closely as possible the total return of the Wilshire 5000 Index, Wilshire does not perform fundamental analyses of the companies in which the Portfolio invests, and does not attempt to monitor the impact of the problem on individual issuers.




                           MANAGEMENT OF THE PORTFOLIO
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         Investment  Adviser -- Wilshire,  located at 1299 Ocean  Avenue,  Santa
Monica, California 90401, was formed in 1972 and serves as the Portfolio's investment adviser. As of February 28, 1999, Wilshire managed approximately $8.4 billion in assets. Under the terms of the Investment Advisory Agreement described below, Wilshire, subject to the overall authority of the Company's Board of Directors in accordance with Maryland law, manages the investment of the assets of the Portfolio. The Portfolio's primary portfolio manager is Thomas
D. Stevens, the President and Chairman of the Board of Directors of the Company and a Senior Vice President of Wilshire. He has been employed by Wilshire since 1980. The Portfolio's other portfolio manager is identified in the Statement of Additional Information. Wilshire also provides research services for the Portfolio through a professional staff of portfolio managers and securities analysts. Wilshire is controlled by its President, Dennis Tito, who owns a majority of its outstanding voting stock.

         Pursuant to the terms of an Investment Advisory Agreement with Wilshire (the "Advisory Agreement"), the Company has agreed to pay Wilshire a fee computed daily and paid monthly at the annual rate of .10% of the value of the Portfolio's average daily net assets. Wilshire will waive advisory fees and reimburse other expenses with respect to the Portfolio to the extent necessary to maintain the Portfolio's expense ratio with respect to the Qualified Class shares (other than Rule 12b-1 Plan and Shareholder Services Plan fees) at 0.35% of the Portfolio's average daily net assets until at least December 31, 1999.

         Administrator and Transfer Agent -- Investor Services Group ("Transfer Agent"), a subsidiary of First Data Corporation, 4400 Computer Drive,
Westborough, Massachusetts 01581, serves as the Company's administrator and transfer agent pursuant to a Services Agreement with the Company. Under the terms of the Services Agreement, Investor Services Group serves as the Company's administrator, fund accounting agent, transfer agent, dividend disbursing agent and agent in connection with certain other activities, subject to the overall authority of the Company's Board of Directors in accordance with Maryland law. Pursuant to the terms of the Services Agreement, the Company has agreed to pay Investor Services Group a fee, computed daily and paid monthly, at the annual rate of .15 of 1% of the value of the Company's monthly average net assets up to aggregate assets of $1 billion, .10 of 1% of the Company's monthly average net assets on the next $4 billion, and .08 of 1% the Company's monthly average net assets on the excess net assets. In addition, the Company has agreed to pay Investor Services Group an annual fee of $25,000 per series and $2,000 for each additional class.

         Custodian -- The Northern Trust Company is the custodian of the Company's investments.

         Distributor -- FDDI, 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the distributor of the Company's shares. FDDI is an indirect wholly-owned subsidiary of First Data Corporation. FDDI is not compensated for its services as distributor.



         Expenses -- From time to time, Wilshire or Investor Services Group may waive receipt of its fees and/or voluntarily assume certain expenses of the Portfolio or the Company, which would have the effect of lowering the overall expense ratio of the Portfolio and increasing the return to investors at the time such amounts are waived or assumed, as the case may be. The Company will not pay Wilshire or Investor Services Group for any amounts which may be waived or assumed. Each of FDDI, Wilshire or Investor Services Group may bear other expenses of distribution of the shares of the Portfolio or of the provision of shareholder services to the Portfolio's shareholders, including payments to securities dealers or other financial intermediaries or service providers, out of its profits and available resources other than the advisory and administration fees paid by the Company.

         All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by FDDI, Wilshire, Investor
Services Group or an Insurer. The expenses borne by the Company include: organizational costs; taxes; interest; brokerage fees and commissions, if any; fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of FDDI, Wilshire or Investor Services Group or any of their affiliates; SEC fees; state Blue Sky qualification fees; advisory and administration fees; charges of custodians, transfer and dividend disbursing agents' fees; certain insurance premiums; industry association fees; outside auditing and legal expenses; costs of maintaining the Company's existence; costs of independent pricing services; costs attributable to investor services (including, without limitation, telephone and personnel expenses); costs of shareholders' reports and meetings; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; and any extraordinary expenses. Expenses attributable to a particular series or class of shares are charged against the assets of that series or class. Other expenses of the Company are allocated among the Portfolio and other series of the Company on the basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of the Portfolio and other series of the Company.


                        PURCHASE AND REDEMPTION OF SHARES
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         Individuals cannot invest in Qualified Class shares directly.  Instead, they participate through a variable annuity Contract purchased by their employer from an Insurer. The availability of an investment in Qualified Class shares, and the procedures for investing, depend on the provisions of the Contract. See the Contract prospectus or disclosure document for further information.

         Shares of the Portfolio are continuously offered to Insurers at the net asset value per share next determined after a proper purchase request has been received and accepted by the Company. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (normally 4:00 p.m., New York time) on each day the New York Stock Exchange is open for business. Each Insurer submits purchase and redemption orders to the Company's transfer agent on a daily basis. The Company, the Portfolio and the Distributor reserve the right to reject any purchase order from any party for shares of the Portfolio.

         The Portfolio ordinarily will make payment for all shares redeemed within seven (7) business days after a proper redemption order has been received and accepted by the Company. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the net asset value per share next determined after the Company receives and accepts an Insurer's request in proper form.

         The Portfolio may suspend the right of redemption or postpone the date of payment during any period when trading on the NYSE is restricted, or the NYSE is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for the Portfolio to dispose of its assets or calculate its net asset value; or as permitted by the SEC.


                         SERVICE AND DISTRIBUTION PLANS
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         The  Directors  of the Company have  adopted a  distribution  plan (the
"Rule 12b-1 Plan") with respect to the Qualified Class shares of the Portfolio pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. Under the Service and Distribution Plan, the Company reimburses FDDI, distributor of the Company, at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Qualified Class shares of the Portfolio for certain service and distribution expenses paid to others by FDDI. Generally, the service fees covered under the Service and Distribution Plan are fees paid to securities dealers and other financial intermediaries for personal services to holders of the Qualified Class shares of the Portfolio and/or for the maintenance of the accounts of the holders of the Qualified Class shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Company and providing reports and other information, and services related to the maintenance of shareholder accounts. To the extent that such service fees do not aggregate 0.25% of the value of the average daily net assets attributable to the Qualified Class shares of the Portfolio, the Service and Distribution Plan also permits reimbursement for distribution expenses paid to others by FDDI for the purpose of financing or assisting in the financing of any activity which is primarily intended to result in the sale of the Qualified Class shares of the Portfolio. The types of distribution expenses covered include, but are not limited to, the costs and expenses of direct marketing activities (including related travel, meals and lodging); the design, preparation, printing and distribution of promotional materials, advertising and offering materials, and shareholder materials; the compensation of securities dealers and other financial intermediaries for sales activities; and related capital, overhead and interest expenses. Amounts payable under the Service and Distribution Plan relating to the Portfolio are charged to, and therefore reduce, income allocated to the Qualified Class shares of the Portfolio.

         The Directors of the Company have adopted a shareholder services plan (the "Shareholder Services Plan") with respect to the Qualified Class shares. Under the Shareholder Services Plan, the Company pays an annual fee of up to 0.15% of the value of the average daily net assets attributable to the Qualified Class shares for certain shareholder services provided by Insurers or other financial intermediaries. The shareholder services provided may include personal services to holders of the Qualified Class shares and for the maintenance of the accounts of the holders of the Qualified Class shares. The amount payable under the Shareholder Services Plan is charged to, and therefore reduces, income allocated to the Qualified Class shares.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
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         The Portfolio  ordinarily  declares and distributes net realized gains, if any, once a year, but may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"), in all events in a manner consistent with the provisions of the 1940 Act. The Company will not make distributions from net realized gains unless capital loss carryovers, if any, have been utilized or have expired. The Portfolio intends to distribute substantially all of its net investment income and net realized securities gains on a current basis. All expenses are accrued daily and deducted before declaration of dividends to investors.

         For a discussion of the impact on Contract Owners of income taxes an Insurer may owe as a result of its ownership of shares of the Portfolio, its receipt of dividends and distributions thereon, and its gains from the purchase and sale thereof, reference should be made to the prospectus or disclosure statement for the Contracts.

         The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. The Adviser intends to diversify the Portfolio's investments in accordance with those requirements.

         The foregoing is only a brief summary of important tax law provisions that affect the Portfolio. Other Federal, state or local tax law provisions may also affect the Portfolio and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a Contract to or from the Portfolio should consult a qualified tax adviser.


                             PERFORMANCE INFORMATION
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         For purposes of advertising, performance may be calculated on the basis of average annual total returns and/or total returns of the Portfolio. "Total return" is the change in value of an investment in the Portfolio for a specified period. The "average annual total return" of the Portfolio is the average annual compound rate of return on an investment in the Portfolio assuming the investment has been held for one-, five- and ten year periods (or the life of the Portfolio if shorter).

         Performance will vary from time to time and past results are not necessarily representative of future results. You should remember that performance is a function of portfolio management and is also affected by operating expenses, market conditions and the risks associated with the Portfolio's objective and investment policies. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

         Comparative performance information may be used from time to time in advertising or marketing the shares of the Portfolio, including data from the Wilshire 5000 Index, Lipper Analytical Services, Inc., the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Morningstar, Inc. and other industry publications.

         Quotations of Portfolio total returns and yields will not reflect Contract charges and expenses. The prospectus or disclosure document for a Contract will contain information about performance of the relevant separate account and Contract. Shareholders and Contract Owners will receive reports semi-annually and annually that include the Portfolio's financial statements, including listings of investment securities held by the Portfolio as of those dates. The Portfolio's annual report is audited by the Portfolio's independent accountants.


                               GENERAL INFORMATION
-------------------------------------------------------------------------------

         The Company was incorporated under Maryland law on July 30, 1992, and commenced operations on September 30, 1992. The Company is authorized to issue 600 million shares of Common Stock, par value $.001 per share.

         The Company is a "series fund," which is a mutual fund divided into separate series. Each series of the Company is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. As described below, for certain matters shareholders of all series vote together as a group; as to others they vote separately by series or by class.

         To date the Board of Directors has authorized the creation of five series of shares, including the Portfolio, and four classes of shares of the Portfolio. The Investment Class, Institutional Class and Horace Mann Class shares of the Portfolio are offered in separate Prospectuses. All consideration received by the Company for shares of one of the series and all assets in which such consideration is invested will belong to that series (subject only to the rights of creditors) and will be subject to the liabilities related thereto. Each share of a class of a series represents an equal proportionate interest in the series with each other class share, subject to the liabilities of the particular class. Each class of shares of a series participates equally in the earnings, dividends and assets attributable to that class. The income attributable to, and the expenses of, one class are treated separately from those of the other classes. Shares are fully paid and non-assessable. Should a series be liquidated, the holders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders. The Board of Directors has the ability to create, from time to time, new series and additional classes without shareholder approval. Shares have no pre-emptive or conversion rights.

         Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Directors or the appointment of auditors. However, pursuant to the Company's By-Laws, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for the purpose of considering the removal of a Director from office or for any other purpose. Shareholders may remove a Director by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board of Directors will call a meeting of shareholders for the purpose of electing Directors if, at any time, less than a majority of the Directors then holding office have been elected by shareholders. Each share has one vote and shares of each series are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shares of all series vote together in the election of Directors or selection of accountants. Each class of a series is also entitled to vote separately on any material increases in the fees under its Service and Distribution Plan or on any other matter that affects solely that class of shares, but will otherwise vote together with all other classes of shares of the series on all other matters on which shareholders are entitled to vote. As a Contract Owner, you vote on matters indirectly by voting your units. When a matter comes up for vote, the separate account will vote its shares in the same proportion as the unit votes it actually receives.

         Shareholder inquiries may be made by writing to the Fund at P.O. Box 60488, King of Prussia, Pennsylvania 19406-0488, or by calling toll free 1-888-200-6796.

         No person has been authorized to give any information or to make any representations other than those contained in this prospectus and in the Company's official sales literature in connection with the offer of the Portfolio's shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company. This prospectus does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.

                          WILSHIRE 5000 INDEX PORTFOLIO
                            (Qualified Class Shares)

                       STATEMENT OF ADDITIONAL INFORMATION

                                  June 14, 1999


   This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current prospectus of Wilshire 5000 Index Portfolio (the "Portfolio") (Qualified Class shares) dated June 14, 1999 (the "Prospectus"). Qualified Class shares of the Portfolio are available through a variable annuity contract your employer bought from an insurance company with which the Portfolio has entered into an agreement (each an "Insurer" and collectively the "Insurers"). The Portfolio is a series of Wilshire Target Funds, Inc. (the "Company"). To obtain a copy of the Prospectus, please write to the Portfolio at P.O. Box 60488, King of Prussia, Pennsylvania 19406-0488. Capitalized terms not otherwise defined herein have the same meaning as in the Prospectus.

   Wilshire Associates Incorporated ("Wilshire") serves as the Portfolio's investment adviser.

     First Data Investor Services Group, Inc. ("Investor Services Group") serves as the Portfolio's administrator and transfer agent.

   First Data Distributors, Inc. ("FDDI") serves as the Portfolio's distributor.


                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.........................................2
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES............................2
MANAGEMENT OF THE COMPANY...............................................9
INVESTMENT ADVISORY AND OTHER AGREEMENTS................................12
SERVICE AND DISTRIBUTION PLAN...........................................13
PURCHASE OF SHARES......................................................14
REDEMPTION OF SHARES....................................................14
DETERMINATION OF NET ASSET VALUE........................................15
DIVIDENDS, DISTRIBUTION AND TAXES.......................................16
SPECIAL TAX CONSIDERATIONS..............................................17
PERFORMANCE INFORMATION.................................................18
PORTFOLIO TRANSACTIONS..................................................18
INFORMATION ABOUT THE PORTFOLIO.........................................19
CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
COUNSEL AND INDEPENDENT ACCOUNTANTS.....................................20

                         GENERAL INFORMATION AND HISTORY

     On September 17, 1992, Dreyfus-Wilshire Series Fund, Inc. changed its name to Dreyfus-Wilshire Target Funds, Inc.

     On May 29, 1996, Dreyfus-Wilshire Target Funds, Inc. changed its name to Wilshire Target Funds, Inc.

                  INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

   The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Description of the Portfolio."

   GENERAL

   Individuals cannot invest in Qualified Class shares directly. Instead, they participate through a variable annuity contract ("Contract") purchased by their employer from an Insurer. Most often employers enter into these Contracts so they can offer their employees a way to save for retirement. Retirement Plans through employers may be entitled to tax benefits to which individual retirement plans may not be entitled. These tax benefits are fully explained in the Contract prospectus or disclosure statement. Once you are invested in Qualified Class shares of the Portfolio, you participate in Portfolio earnings or losses in proportion to the amount of money you invest. Depending on your employer's Contract, if you withdraw your money before retirement, you may incur charges and additional tax liabilities. However, to save for retirement, you generally should let your investments and their earnings build. At retirement, you may withdraw all or a portion of your money, leave it in the account until you need it, or start receiving annuity payments. At a certain age you may be required to begin withdrawals. Holders of Contracts ("Contract Owners") should consider their investment objectives and tolerance for risk when making an investment decision. The Portfolio's net asset value is not fixed and should be expected to fluctuate. You should consider the Portfolio as a supplement to an overall investment program and should invest only if you are willing to undertake the risks involved.

   OTHER PORTFOLIO SECURITIES

   U.S. GOVERNMENT SECURITIES. The Portfolio may purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

   BANK OBLIGATIONS. The Portfolio may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a portfolio which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits.

   Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

   Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Portfolio only will only invest in time deposits of domestic banks that have total assets in excess of one billion dollars. Time deposits which may be held by the Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation.

   Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term bank obligations in which the Portfolio may invest may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

   REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Company's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Portfolio under a repurchase agreement. Repurchase agreements are considered by the staff of the SEC to be loans by the Portfolio. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Portfolio will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars with respect to securities of the type in which the Portfolio may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

   LENDING PORTFOLIO SECURITIES. In connection with its securities lending transactions, the Portfolio may return to the borrower or a third party which is unaffiliated with the Company, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

   The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Portfolio must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Company's Board of Directors must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification.

   COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Portfolio will consist only of direct obligations which, at the time of their purchase, are (a) rated not lower than Prime-1 by Moody's Investors Service, Inc., A-1 by Standard & Poor's Ratings Group, F-1 by Fitch Investors Service, L.P. or D-1 by Duff & Phelps Credit Rating Co.; (b) issued by companies having an outstanding unsecured debt issue currently rated not lower than Aa3 by Moody's Investors Service, Inc. or AA- by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co.; or (c) if unrated, determined by Wilshire to be of comparable quality to those rated obligations which may be purchased by the Portfolio. These instruments include variable amount master demand notes, which are obligations that permit the Portfolio to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest, at any time. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with floating and variable rate demand obligations, Wilshire will consider, on an ongoing basis, earning power, cash flow and other liquidity ratios of the borrower, and the borrower's ability to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies, and the Portfolio may invest in them only if at the time of an investment the borrower meets the criteria set forth above for other commercial paper issuers.

   PREFERRED STOCK. The Portfolio may invest up to 5% of its assets in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

   CONVERTIBLE SECURITIES. The Portfolio may invest up to 5% of its assets in convertible securities when its appears to Wilshire that it may not be prudent to be fully invested in common stocks. In evaluating a convertible security, Wilshire places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

   WARRANTS AND RIGHTS. The Portfolio may invest up to 5% of its assets in warrants and similar rights to purchase stock. Warrants basically are options to purchase equity securities at a specified price valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

   DERIVATIVES. Although Wilshire has no current intention to invest Portfolio assets in financial instruments which derive their performance, at least in part, from the performance of an underlying assets or index ("Derivatives"), it reserves the right to do so in the future. Under normal market conditions, less than 5% of the net assets of the Portfolio would be invested in Derivatives. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would.

   Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the Portfolio as a whole. Derivatives permit the Portfolio to increase, decrease or change the level of risk to which it is exposed in much the same way as the Portfolio can increase, decrease or change its risk by making investments in specific securities.

   In addition, Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential impact on the Portfolio's performance. If the Portfolio invests in Derivatives at inappropriate times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. The Portfolio also could experience losses if its Derivatives were poorly correlated with its other investments, or if the Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many Derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives.

   When required by the SEC, the Portfolio will set aside permissible liquid assets in a segregated account to cover its obligations relating to its purchase of Derivatives. To maintain this required cover, the Portfolio may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a Derivative position at a reasonable price. Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter Derivatives. Exchange-traded Derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such Derivatives. This guarantee usually is supported by a daily payment system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with Derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter Derivatives. Therefore, each party to an over-the-counter Derivative bears the risk that the counterparty will default. Accordingly, Wilshire will consider the creditworthiness of counterparties to over-the-counter Derivatives in the same manner as it would review the credit quality of a security to be purchased by the Portfolio. Over-the-counter Derivatives are less liquid than exchange-traded Derivatives since the other party to the transaction may be the only investor with sufficient understanding of the Derivative to be interested in bidding for it.

   OPTIONS. The Portfolio may write covered call options, buy put options, buy call options and write secured put options on particular securities or the Wilshire 5000 Index. Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

   Options on stock indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollar times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stock.

   FUTURES TRANSACTIONS. The Portfolio may enter into futures contracts on particular securities or stock indices in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. A futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

   Engaging in these transactions involves risk of loss to the Portfolio which could affect the value of the Portfolio's net assets adversely. Although the Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

   Successful use of futures by the Portfolio also is subject to the ability of Wilshire to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if the Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.

   Pursuant to regulations and/or published positions of the SEC, the Portfolio may be required to segregate cash or liquid assets in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting the Portfolio's ability otherwise to invest those assets.

   FUTURE DEVELOPMENTS. The Portfolio may take advantage of opportunities in the area of futures contracts and any other Derivatives which presently are not contemplated for use by the Portfolio or which currently are not available but which may be developed, to the extent such opportunities are both consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment, the Portfolio will provide appropriate disclosure in its Prospectus or SAI.

   MANAGEMENT POLICIES

   FUND INVESTMENT RESTRICTIONS. The Portfolio has adopted investment restrictions numbered 1 through 9 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Portfolio's outstanding voting shares. Investment restrictions numbered 10 through 12 are not fundamental policies and may be changed by vote of a majority of the Directors at any time. The Portfolio may not:

   1. Invest in commodities, except that the Portfolio may purchase and sell options and futures contracts, including those relating to indices and options on futures contracts or indices.

     2. Purchase, hold or deal in real estate or oil, gas or other mineral leases or exploration or development programs, but the Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

   3. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount up to 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. For purposes of this investment restriction, the entry into options, forward contracts, or futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

   4. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Portfolio may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company's Board of Directors.

   5. Act as an underwriter of securities of other issuers, except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

   6. Invest more than 25% of its assets in the securities of issuers in any single industry, provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

   7. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Portfolio's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

   8. Hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of the Portfolio's total assets.

   9. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent that the activities permitted in investment restrictions No. 1 and 3 may be deemed to give rise to a senior security.

   10. Invest in the securities of a company for the purpose of exercising management or control, but the Portfolio will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

   11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Portfolio's net assets would be so invested.

   12. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or those received as part of a merger or consolidation.

   If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                            MANAGEMENT OF THE COMPANY

   Directors and officers of the Company, together with information as to their principal business occupations during at least the last five years, are shown below. Each Director who is deemed to be an "interested person" of the Company, as defined in the 1940 Act, is indicated by an asterisk.

   DIRECTORS OF THE COMPANY

   *THOMAS D. STEVENS, Chairman of the Board, President and Director. Senior Vice President and Principal of Wilshire for more than the past five years. He is the Chief Investment Officer of the Wilshire Asset Management division of Wilshire. Wilshire Asset Management is a provider of index and structured equity and fixed income applications. He is 50 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401.

   DEWITT F. BOWMAN, Director. Since January 1994, Pension Investment Consultant providing advice on large pension fund investment strategy, new product evaluation and integration, and large plan investment analysis and management. For more than four years prior thereto, he was Chief Investment Officer of the California Public Employees Retirement System. He currently serves as a director of the RREEF America REIT, Dresdner RCM Capital and Equity Funds, Inc., and as a trustee of the Pacific Gas & Electric Nuclear Decommissioning Trust, Brandes Investment Trust and PCG Private Equity Fund. He is 68 years old and his address is 79 Eucalyptus Knoll, Mill Valley, California 94941.

   *ROBERT J. RAAB,  JR.,  Director.  Senior Vice  President  and  Principal  of
Wilshire for more than the past five years. He is head of Wilshire's Institutional Services Division and is responsible for Wilshire Equity, Fixed Income, Index Fund and Portfolio Accounting products. He is 49 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401.

   ANNE WEXLER, Director. Chairman of the Wexler Group, consultants specializing in government relations and public affairs for more than fifteen years. She is also a director of Alumax, The Dreyfus Corporation, Comcast Corporation, The New England Electric System, Nova Corporation, and sixteen mutual funds in the Dreyfus mutual fund family as well as a member of the Board of the Carter Center of Emory University, the Council of Foreign Relations, the National Park Foundation, the Visiting Committee of the John F. Kennedy School of Government at Harvard University and the Board of Visitors of the University of Maryland School of Public Affairs. She is 69 years old and her address is c/o The Wexler Group, 1317 F Street, N.W., Suite 600, Washington, D.C. 20004.

   CYNTHIA A. HARGADON, Director. Since July 1998, Director of Investments for the National Automobile Dealers Association. From November 1996 to July 1998, President of Stable Value Investment Association, Inc. educating the public about stable value as a fixed income alternative and how to use it in the asset allocation process for defined contribution plan participants. She is also a project consultant of Johnson Custom Strategies, Inc. an independent investment services firm founded in 1992 to provide specialized asset management strategies to institutional clients. For more than nine years prior thereto, she was Senior Vice President and Chief Investment Officer of ICMA Retirement Corporation/ICMA Retirement Trust. She is 44 years old and her address is c/o National Auto Dealers Association, Retirement Trust, 8400 Westpark Drive, McLean, VA 22102.

   For so long as the Company's plan described in the section captioned "Service and Distribution Plan" remains in effect, the Directors of the Company who are not "interested persons" of the Company, as defined in the 1940 Act, will be selected and nominated by the Directors who are not "interested persons" of the Company.

   The Company typically pays its Directors an annual retainer and a per meeting fee and reimburses them for their expenses. The aggregate amount of compensation paid to each current Director by the Company for the fiscal year ended August 31, 1998, was as follows:


                                                          PENSION OR
                                                    RETIREMENT BENEFITS                             TOTAL COMPENSATION
                                                     ACCRUED AS PART OF      ESTIMATED ANNUAL     FROM REGISTRANT AND
                                   AGGREGATE         COMPANY'S EXPENSES      BENEFITS UPON          COMPANY COMPLEX
                                  COMPENSATION                                 RETIREMENT
          NAME OF                     FROM
        BOARD MEMBER                COMPANY*
   Thomas D. Stevens                   $0                     N/A                   N/A                     $0
   DeWitt F. Bowman                 $13,000                   N/A                   N/A                  $13,000
   Robert J. Raab, Jr.                 $0                     N/A                   N/A                     $0
   Anne L. Wexler                   $13,000                   N/A                   N/A                  $13,000
   Cynthia A. Hargadon**            $ 6,500                   N/A                   N/A                  $ 6,500
   Peter J. Carre***                $ 3,250                   N/A                   N/A                  $ 3,250

* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $18,422 for all Directors as a group.
   ** Appointed as a Director on June 8, 1998.
   ***   Resigned as a Director on February 19, 1998.

   OFFICERS OF THE COMPANY

   THOMAS D. STEVENS (see "Directors of the Company" above).

   DAVID R. BORGER, Vice President and Treasurer. Vice President and Principal of Wilshire and Director of Research for its Wilshire Asset Management division for more than five years. He is 50 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401.

     ALAN L. MANNING, Secretary. Since 1990, Vice President, Secretary and General Counsel of Wilshire. He is 50 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401.

     MICHAEL J. NAPOLI, JR., Vice President. Vice President and Principal of Wilshire for more than five years. He is Director of Marketing for its Wilshire Asset Management division. He is 47 years old and his address is c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401.

     JULIE A. TEDESCO, Vice President and Assistant Secretary. Since May 1994, Counsel to Investor Services Group. From July 1992 to May 1994, Assistant Vice President and Counsel of The Boston Company Advisors, Inc. She is 41 years old and her address is c/o First Data Investor Services Group, Inc., 101 Federal Street, Boston, Massachusetts 02110.

   THERESE M. HOGAN, Vice President and Assistant Secretary. Since June 1994, Manager (State Regulation) of Investor Services Group. From October 1993 to June 1994, Senior Legal Assistant at Palmer & Dodge, Boston, Massachusetts. For more than eight years prior thereto, a paralegal at Robinson & Cole in Hartford, Connecticut. She is 37 years old and her address is c/o First Data Investor Services Group, Inc., 101 Federal Street, Boston, Massachusetts 02110.

     TERESA M.R. HAMLIN, Assistant Secretary. Since 1995, Counsel to Investor Services Group. Prior to that time, she was a paralegal manager with The Boston Company Advisors, Inc. She is 35 years old and her address is c/o First Data Investor Services Group, Inc., 101 Federal Street, Boston, Massachusetts 02110.

     KENNETH J. KEMPF, Assistant Treasurer. Since 1998 Senior Vice-President of Investor Services Group. From November 1993 to February 1998, President and Chief Executive Officer of FPS Services, Inc., King of Prussia, Pennsylvania. He is 49 years old and his address is c/o First Data Investor Services Group, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

     GERALD J. HOLLAND, Assistant Treasurer. Since 1994, Vice President of Investor Services Group's Fund Administration Department. Prior to that time, he was Senior Vice President of Finance and Administration for Delaware Management Co. and its affiliates. He is 48 years old and his address is c/o First Data Investor Services Group, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

     BRIAN O'NEILL, Assistant Treasurer. Since 1994, Director of Investor ServicesGroup's Financial Reporting Department. From 1992 to 1994, Mr. O'Neill was a Supervisor in the Accounting Services Unit of Investor Services Group. He is 31 years old and his address is c/o First Data Investor Services Group, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

     SUSAN T. NAUGHTON, Assistant Treasurer. Since 1995, Section Manager of Investor Services Group's Financial Reporting Department. From 1993 to 1995, Ms. Naughton was a Supervisor of International Funds in the Mutual Funds Accounting Department at PFPC, Inc. She is 39 years old and her address is c/o First Data Investor Services Group, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

     ROBERT C. HERFORTH, Assistant Treasurer. Since 1998, Section Manager of Investor Services Group's Financial Reporting Department. From 1995 to 1998, Mr. Herforth served as a Financial Administrator. Prior to 1995, he was a Supervisor in the Transfer Agent Control Department. He is 30 years old and his address is c/o First Data Investor Services Group, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

   Directors and officers of the Company, as a group, owned less than 1% of the Company's shares of Common Stock outstanding on March 1, 1999.

                    INVESTMENT ADVISORY AND OTHER AGREEMENTS

   The following information  supplements and should be read in conjunction with
the  section  in  the  Portfolio's   Prospectus  entitled   "Management  of  the
Portfolio."

   INVESTMENT ADVISORY AGREEMENT. Wilshire provides investment advisory services to the Portfolio pursuant to Investment Advisory Agreement (the "Advisory Agreement") dated July 11, 1996 with the Company as amended to include the Portfolio on June 8, 1998. As to the Portfolio, the Advisory Agreement has an initial term of two years and thereafter is subject to annual approval by (i) the Company's Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Portfolio, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company or Wilshire, by vote cast in person at a meeting called for the purpose of voting on such approval. As to the Portfolio, the Advisory Agreement is terminable without penalty, on 60 days' notice, by the Company's Board of Directors or by vote of the holders of a majority of the Portfolio's shares, or, on not less than 90 days' notice, by Wilshire. The Advisory Agreement will terminate automatically, as to the Portfolio, in the event of its assignment (as defined in the 1940 Act).

     The  following  persons are  executive  officers and directors of Wilshire:
Dennis A. Tito, Chairman of the Board of Directors, President and Chief Executive Officer; Robert J. Raab, Jr., Director and Senior Vice President;
Thomas D. Stevens, Director and Senior Vice President; Stephen L. Nesbitt, Director and Senior Vice President; Rosalind M. Hewsenian, Director and Vice President; Robert C. Kuberek, Director and Vice President; Howard M. Yata, Director and Vice President; Cecilia I. Loo, Director and Vice President; Thomas
J. Ryan, Director and Vice President; Alan L. Manning, Vice President, General Counsel and Secretary; and San Slawson, Vice President and Treasurer.

   Wilshire provides day-to-day management of the Portfolio's investments in accordance with the stated policies of the Portfolio, subject to the oversight of the Company's Board of Directors. Wilshire provides the Portfolio with portfolio managers who are authorized by the Board of Directors to execute purchases and sales of securities. The Portfolio's primary Portfolio Manager is Thomas D. Stevens and he is assisted by David R. Borger.

   SERVICES AGREEMENT. Pursuant to a Services Agreement (the "Services Agreement") with the Company, Investor Services Group, a subsidiary of First Data Corporation, 4400 Computer Drive, Westborough, Massachusetts 01581, furnishes the Company with clerical help and accounting, data processing, internal auditing and legal services and certain other services required by the Company, prepares reports to the Portfolio's shareholders, tax returns, reports to and filings with the SEC and state Blue Sky authorities, and generally assists in all aspects of the Company's operations, other than providing investment advice.

   The Services Agreement has an initial three year term ("Initial Term") and upon the expiration date of the Initial Term, the Services Agreement shall automatically renew for successive terms of three years ("Renewal Terms") each, unless the Company or Investor Services Group provides written notice to the other of its intent not to renew. Such notice must be received not less than 90 days and not more than 180 days prior to the expiration of the Initial Term or the then current Renewal Term.

   As compensation for Investor Services Group's services under the Services Agreement, Investor Services Group is entitled to receive from the Company a monthly administration fee at the annual rate of .15 of 1% of the Company's monthly average net assets up to aggregate assets of $1 billion, .10 of 1% such value on the next $4 billion, and .08 of 1% on the excess net assets. In addition, the Company has agreed to pay Investor Services Group an annual fee of $25,000 for each series (including the Portfolio) and $2,000 for each additional class.

   The Advisory Agreement provides that Wilshire shall exercise its best judgment in rendering the services to be provided to the Portfolio under the Agreement. Wilshire is not liable under the Advisory Agreement for any error of judgment or mistake of law or for any loss suffered by the Portfolio. Wilshire is not protected, however, against any liability to the Portfolio or its shareholders to which Wilshire would otherwise be subject by reasons of willful misfeasance, bad faith or gross negligence in the performance of its duties under the Advisory Agreement or by reason of Wilshire's reckless disregard of its obligations and duties under the Advisory Agreement.

                          SERVICE AND DISTRIBUTION PLAN

   The Service and Distribution Plan ("12b-1 Plan") of the Company adopted pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder was approved as to the Qualified Class shares of the Portfolio by vote of the majority of both (a) the Directors of the Company, and (b) those Directors of the Company who are not interested persons of the Company, and have no direct or indirect financial interest in the operation of the 12b-1 Plan or any agreements related to it (the "Independent Directors"), in each case cast in person at a meeting called for the purpose of voting on the 12b-1 Plan.

   Under the 12b-1 Plan, FDDI is required to provide to the Directors of the Company for their review, at least quarterly, a written report of the amounts expended by the Portfolio and the purposes for which such expenditures were made.

   The 12b-1 Plan will continue in effect with respect to the Qualified Class shares of the Portfolio only so long as such continuance is specifically approved at least annually by votes of the majority (or whatever other percentage may, from time to time, be required by Section 12(b) of the Investment Company Act of 1940 or the rules and regulations thereunder) of both
(a) the Directors of the Company, and (b) the Independent Directors of the Company, cast in person at a meeting called for the purpose of voting on the Service and Distribution Plans. The Service and Distribution Plan may not be amended in any material respect with respect to the Qualified Class shares of the Portfolio unless such amendment is approved by votes of the majority (or whatever other percentage may, from time to time, be required by Section 12(b) of the Investment Company Act of 1940 or the rules and regulations thereunder) of both (a) the Directors of the Company, and (b) the Independent Directors of the Company, cast in person at a meeting called for the purpose of voting on the Service and Distribution Plan, and may not be amended to increase materially the amount to be spent thereunder without such approvals and approval by vote of at least a majority of the outstanding shares of the Qualified Class shares of the Portfolio. The Service and Distribution Plan may be terminated at any time with respect to the Qualified Class shares of the Portfolio by vote of a majority of the Independent Directors or, as to the Qualified Class shares of the Portfolio, by vote of a majority of the outstanding shares of the Qualified Class of the Portfolio.

                               PURCHASE OF SHARES

   The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Purchase and Redemption of Shares."

   THE DISTRIBUTOR. FDDI, a subsidiary of Investor Services Group, 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the Company's distributor pursuant to an agreement which is renewable annually by the Board of Directors. The Qualified Class Shares of the Portfolio are continuously offered to Insurers at the net asset value per share next determined after a proper purchase request has been received and accepted by the Company. The Distribution Agreement between the Distributor and the Company provides that the Company shall indemnify the Distributor against any liability arising out of any untrue statement of a material fact or any omission of a material fact in the Company's registration statement necessary to make the statements therein misleading, unless such liability results from the Distributor's willful misfeasance, bad faith or negligence in the performance of its duties under the Agreement.

   IN-KIND PURCHASES. Payments for the Portfolio's shares may, at the discretion of Wilshire, be made in the form of securities which are permissible investments for the Portfolio. For further information about this form of payment, please contact the Transfer Agent. Generally, securities which are accepted by the Portfolio as payment for the Portfolio's shares will be valued using the Portfolio's procedures for valuing its own shares at the time the Portfolio's net asset value is next determined after receipt of a properly completed order. All dividends, interest, subscription or other rights pertaining to such securities will become the property of the Portfolio and must be delivered to the Portfolio upon receipt from the issuer. The Portfolio will require that (1) it will have good and marketable title to the securities received by it; (2) the securities are in proper form for transfer to the Portfolio and are not subject to any restriction on sale by the Portfolio under the Securities Act of 1933, as amended, or otherwise; and (3) the Portfolio receives such other documentation as Wilshire may, in its discretion, deem necessary or appropriate. Investors who are subject to Federal taxation may realize a gain or loss for Federal income tax purpose upon such a payment.

                              REDEMPTION OF SHARES

   The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Purchase and Redemption of Shares."

   STOCK CERTIFICATES; SIGNATURES. Any certificates representing shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, administrators or trustees. For more information with respect to signature guarantees, please call the telephone number listed on the cover.

   REDEMPTION COMMITMENT. The Company has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board of Directors reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In such event, the securities would be readily marketable, to the extent available, and would be valued in the same manner as the Portfolio's investment securities are valued. If the recipient sold such securities, brokerage charges would be incurred.

   SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Portfolio ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Portfolio's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Portfolio's shareholders.

     NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Presidents' Day, Rev. Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                        DETERMINATION OF NET ASSET VALUE

   The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Purchase and Redemption of Shares."

   VALUATION OF PORTFOLIO SECURITIES. The Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Portfolio's shares.

                        DIVIDENDS, DISTRIBUTION AND TAXES

   The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes." For a discussion of the impact on Contract Owners of income taxes an Insurer may owe as a result of its ownership of shares of the Portfolio, its receipt of dividends and distributions thereon, and its gains from the purchase and sale thereof, reference should be made to the Prospectus or disclosure statement for the Contracts accompanying this Prospectus.

   REGULATED INVESTMENT COMPANY. The Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification as a regulated investment company relieves the Portfolio from any liability for Federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

   Qualification as a regulated investment company under the Code requires, among other things, that the Portfolio (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. Government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation generally limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government or foreign government securities or the securities of other regulated investment companies), or two or more issuers which the Company controls and which are determined to be engaged in the same or similar trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes dividends, interest, and net short-term capital gains in excess of net long-term capital losses each taxable year). A distribution of the Portfolio's income or gain will be treated as paid on December 31 of the calendar year if it is declared by the Portfolio in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Portfolio during January of the following year.

   Dividends paid by the Portfolio from ordinary income, and distributions of the Portfolio's net realized short-term capital gains, are treated as ordinary income in the hands of an Insurer. Under the Code, any distributions designated as being made from net capital gains will be treated as long-term capital gains in the hands of the Insurer, regardless of the holding period of such Insurer. Such distributions of net capital gains will be designated by the Portfolio as a capital gains distribution in a written notice to its shareholders which accompanies the distribution payment. Any loss on the sale of shares held for less than six months will be treated as a long-term capital loss for federal tax purposes to the extent an Insurer receives net capital gain distributions on such shares.



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   SPECIAL TAX  CONSIDERATIONS.  Any dividend or distribution paid shortly after an Insurer's purchase may have the effect of reducing the aggregate net asset value of shares below the cost of investment. Such a dividend or distribution would be a return on investment in an economic sense.

   If an Insurer holds shares of the Portfolio while holding a short position in a regulated futures contract or an option in such regulated futures contract that substantially diminishes the Insurer's risk of loss in its Portfolio shares (an "offsetting position"), recently proposed Internal Revenue Service regulations clarify that (i) any losses on the disposition of Portfolio shares will be required to be deferred to the extent of any unrealized appreciation in the short position and (ii) such holding will limit the Insurer's ability to claim the corporate dividends received deduction in respect of Portfolio dividends.

   Ordinarily, gains and losses realized from portfolio transactions will be treated as a capital gain or loss. All or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under
Section 1258. "Conversion transactions" are defined to include certain forward, futures, option and "straddle" transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

   Under Section 1256 of the Code, a gain or loss realized by the Portfolio from certain financial futures transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures as well as from closing transactions. In addition, any such futures remaining unexercised at the end of the Portfolio's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Portfolio characterized in the manner described above.

   Offsetting positions held by the Portfolio involving financial futures may constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. As such, all or a portion of any short- or long-term capital gain from certain "straddle" and/or conversion transactions may be recharacterized to ordinary income.

   If the Portfolio were treated as entering into straddles by reason of its futures transactions, such straddles could be characterized as "mixed straddles" if the futures transactions comprising such straddles were governed by Section 1256 of the Code. The Portfolio may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Portfolio may differ. If no election is made, to the extent the straddle rules apply to positions established by the Portfolio, losses realized by the Portfolio will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain on straddle positions may be recharacterized as short-term capital gain, and as a result of the conversion transaction rules, long-term capital gain may be recharacterized as ordinary income.

   Under Section 1259 of the Code, enacted as part of the Taxpayer Relief Act of 1997, the Portfolio will recognize gain if it enters into a future or forward contract relating to an appreciated direct position in any stock or debt instrument, or if it acquires stock or a debt instrument at a time when the Portfolio has an offsetting appreciated position in the stock or debt instrument. Such transactions are considered to be constructive sales for income tax purposes.

   Investment by the Portfolio in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Portfolio to recognize income prior to the receipt of cash payments. For example, the Portfolio could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the Portfolio may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

                             PERFORMANCE INFORMATION

   The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Performance Information."

   From time to time, quotations of the Portfolio's performance may be presented in advertisements, sales literature or reports to shareholders or prospective investors. All performance information is calculated separately for each class. The data is calculated as follows:

   Average annual total return is calculated by determining the ending redeemable value of an investment purchased at net asset value per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "nth" root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

   Total return is calculated by subtracting the amount of the net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

   From time to time, advertising materials for the Portfolio may refer to Morningstar ratings and related analysis supporting such ratings.

   Quotations of Portfolio total returns and yields will not reflect Contract charges and expenses. The prospectus for a Contract will contain information about performance of the relevant separate account and Contract. Shareholders and Contract Owners will receive reports semi-annually and annually that include the Portfolio's financial statements, including listings of investment securities held by the Portfolio as of those dates. The Portfolio's annual report is audited by the Portfolio's independent accountants.

                             PORTFOLIO TRANSACTIONS

   Wilshire supervises the placement of orders on behalf of the Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of Wilshire and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected may include those that supplement Wilshire's research facilities with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by Wilshire and its fees are not reduced as a consequence of the receipt of such supplemental information. Such information may be useful to Wilshire in serving both the Portfolio and other clients which it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Wilshire in carrying out its obligations to the Portfolio. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades, in certain cases, may result from two or more clients Wilshire might advise being engaged simultaneously in the purchase or sale of the same security. When transactions are executed in the over-the-counter market, the Portfolio will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

   Portfolio turnover may vary from year to year, as well as within a year. Under normal market conditions, the Portfolio's turnover rate generally will not exceed 10%. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by Wilshire based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

                         INFORMATION ABOUT THE PORTFOLIO

   The following information supplements and should be read in conjunction with the section in the Prospectus entitled "General Information."

   Each share of the Portfolio has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. As a Contract Owner, you vote on matters indirectly by voting your units. When a matter comes up for a vote, the separate account will vote its shares in the same proportion as the unit votes it actually receives. Shares of the class of the Portfolio have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

   Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the series affected by such matter as defined by the 1940 Act. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of all series in the matter are identical or that the matter does not affect any interest of all series. However, the Rule exempts the selection of independent accountants and the election of Directors from the separate voting requirements of the Rule. Rule 18f-3 under the 1940 Act makes further provision for the voting rights of each class of shares, such as the Qualified Class shares, of an investment company which issues more than one class of voting shares. In particular, Rule 18f-3 provides that each class shall have exclusive voting rights on any matter submitted to Shareholders that relates solely to the class' arrangement for services and expenses, and shall have separate voting rights on any matter submitted to Shareholders in which the interests of one class differ from the interests of any other class.

   The Company will send annual and semi-annual financial statements to all its shareholders.

               CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
                       COUNSEL AND INDEPENDENT ACCOUNTANTS

   The Northern Trust Company, an Illinois trust company located at 50 South LaSalle Street, Chicago, Illinois 60675, acts as custodian of the Company's investments. Investor Services Group, a subsidiary of First Data Corporation, P.O. Box 60488, King of Prussia, Pennsylvania 19406-0488, is the Company's transfer and dividend disbursing agent. Neither The Northern Trust Company nor Investor Services Group has any part in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

   Paul, Hastings, Janofsky & Walker LLP, 555 South Flower Street, Los Angeles, California 90071-2371, is counsel for the Company.

   PricewaterhouseCoopers LLP., 2400 Eleven Penn Center, Philadelphia, PA 19103, independent accountants, have been selected as auditors of the Company.


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